TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

17.   TRADE AND OTHER RECEIVABLES

Trade and other receivables are carried at transaction price. The carrying value of all trade receivables is reduced by appropriate allowances for ECL.

For trade receivables the Group applies a simplified approach and calculates ECL based on lifetime expected credit losses. For receivables from subscribers and dealers and partially for other trade receivables the allowance for ECL is computed using the provision matrix. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and all reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, receivables from subscribers are written-off if past due for more than 180 days on average based on category of subscriber. Receivables other than from subscribers are written-off upon the expiration of the limitation period or before based on results of internal investigations.

MTS Group accounts for Receivables from handset sales financing as a part of current trade and other receivables and non-current other non-financial assets. These financial assets are measured based on fair value basis using effective rate approach at recognition and then amortised cost approach applies. Receivables from handset sales financing are written off against the allowance when deemed uncollectible, including by means of foreclosure on the provision. Write off of receivables takes place when the Group has no reasonable expectations of recovering the financial asset either entirely or a portion of it.

Trade and other receivables current and non-current comprised the following:

	December 31,
	2022	2021
Subscribers	16,689	15,240
Handset sales financing	5,630	12,161
Property	2,607	683
Bank commission	2,512	1,208
Bonuses from suppliers	2,467	892
Interconnect	1,658	1,640
Sharing	1,474	2,164
Integration services	1,070	1,584
Roaming	686	800
Dealers	267	161
Factoring	64	282
Other receivables	6,179	6,516
Allowance for ECL	(3,245)	(3,536)

Trade and other receivables, total	38,058	39,795

Less non-current portion	(882)	(1,898)

Trade and other receivables, current	37,176	37,897

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2022:

Receivables from subscribers
and dealers and other trade			Loss allowance
receivables assessed for	Weighted-		(based on
impairement based on provision	average	Gross carrying	provision
matrix	loss rate	amount	matrix)	Credit-impaired
Current	1%	2,602	(29)	No
1 - 30 days past due	3%	12,490	(390)	No
31 - 60 days past due	38%	506	(195)	No
60 - 90 days past due	58%	392	(228)	No
More than 90 days past due	78%	966	(755)	Yes
Total	9%	16,956	(1,597)

Receivables from the sharing
agreement, interconnect,
integration services and other	Weighted-		Loss allowance
receivables based on individual	average	Gross carrying	(individually
approach	loss rate	amount	assessed)	Credit-impaired

Current	2%	11,158	(187)	No

1 - 30 days past due	0%	2,956	(11)	No
31 - 60 days past due	2%	785	(19)	No
60 - 90 days past due	2%	586	(12)	No
More than 90 days past due	22%	3,231	(713)	Yes

Total	5%	18,716	(942)

			Loss allowance
	Weighted-		(based on
Receivables from handset sales	average	Gross carrying	provision
financing	loss rate	amount	matrix)	Credit-impaired

Current	1%	4,628	(68)	No

1 - 30 days past due	21%	123	(25)	No
31 - 60 days past due	41%	63	(25)	No
60 - 90 days past due	52%	58	(30)	No
More than 90 days past due	74%	759	(558)	Yes

Total	13%	5,631	(706)

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2021:

Receivables from subscribers
and dealers and other trade			Loss allowance
receivables assessed for	Weighted-		(based on
impairement based on provision	average	Gross carrying	provision
matrix	loss rate	amount	matrix)	Credit-impaired

Current	1%	2,560	(27)	No

1 - 30 days past due	3%	10,848	(332)	No
31 - 60 days past due	32%	583	(189)	No
60 - 90 days past due	45%	355	(161)	No
More than 90 days past due	78%	1,055	(818)	Yes

Total	10%	15,401	(1,527)

Receivables from the sharing
agreement, interconnect,
integration services and other	Weighted-		Loss allowance
receivables based on individual	average	Gross carrying	(individually
approach	loss rate	amount	assessed)	Credit-impaired

Current	2%	9,407	(193)	No

1 - 30 days past due	1%	2,219	(8)	No
31 - 60 days past due	1%	1,119	(16)	No
60 - 90 days past due	5%	624	(31)	No
More than 90 days past due	36%	2,400	(865)	Yes

Total	7%	15,769	(1,113)

			Loss allowance
	Weighted-		(based on
Receivables from handset sales	average	Gross carrying	provision
financing	loss rate	amount	matrix)	Credit-impaired

Current	2%	10,948	(180)	No

1 - 30 days past due	12%	289	(34)	No
31 - 60 days past due	47%	94	(45)	No
60 - 90 days past due	58%	74	(43)	No
More than 90 days past due	78%	756	(594)	Yes

Total	7%	12,161	(896)

The following table summarizes changes in the allowance for expected credit losses for the year ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Balance, beginning of the year	(3,536)	(4,623)	(4,203)

Allowance for ECL	(2,203)	(1,135)	(3,382)
Accounts receivable written off	2,522	2,232	2,719
Disposal/(Acquisition) of subsidiaries	(28)	(10)	243

Balance, end of the year	(3,245)	(3,536)	(4,623)